Note 11 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2024
Note 11 - Long-term Debt
Schedule of Debt [Table Text Block]

The amounts shown in the accompanying consolidated balance sheets consist of the following:

		Borrower(s)	December 31, 2023	December 31, 2024
A.		Term Loans:
	1	Singleton Shipping Co. and Tatum Shipping Co.	$-	$-
	2	Bastian Shipping Co. and Cadence Shipping Co.	-	-
	3	Adele Shipping Co.	-	-
	4	Costamare Inc.	-	-
	5	Capetanissa Maritime Corporation et al.	-	-
	6	Caravokyra Maritime Corporation et al.	-	-
	7	Berg Shipping Co.	-	-
	8	Evantone Shipping Co. and Fortrose Shipping Co.	-	-
	9	Ainsley Maritime Co. and Ambrose Maritime Co.	120,536	109,821
	10	Hyde Maritime Co. and Skerrett Maritime Co.	115,904	104,596
	11	Kemp Maritime Co.	58,525	52,825
	12	Achilleas Maritime Corporation et al.	48,569	33,492
	13	Novara et al.	-	-
	14	Costamare Inc.	29,735	-
	15	Costamare Inc.	-	-
	16	Amoroto et al.	50,661	-
	17	Bernis Marine Corp. et al.	41,695	-
	18	Costamare Inc.	-	-
	19	Costamare Inc.	38,500	27,750
	20	Amoroto et al.	24,240	-
	21	Benedict et al.	376,857	294,762
	22	Reddick Shipping Co. and Verandi Shipping Co.	33,000	21,000
	23	Quentin Shipping Co. and Sander Shipping Co.	74,625	64,250
	24	Greneta Marine Corp. et al.	26,045	-
	25	Bastian Shipping Co. et al.	260,630	199,390
	26	Adstone Marine Corp. et al.	101,065	-
	27	NML Loan 1	5,995	-
	28	Kalamata Shipping Corporation et al.	64,000	54,000
	29	Capetanissa Maritime Corporation et al.	22,417	18,917
	30	Costamare Inc.	63,312	-
	31	NML Loan 2	34,920	23,250
	32	NML Loan 3	18,460	8,190
	33	Barlestone Marine Corp. et al.	12,000	-
	34	NML Loan 4	-	11,628
	35	NML Loan 5	-	4,942
	36	NML Loan 6	-	5,510
	37	NML Loan 7	-	9,581
	38	NML Loan 8	-	11,196
	39	NML Loan 9	-	10,900
	40	NML Loan 10	-	21,392
	41	Bermondi Marine Corp. et al.	-	-
	42	NML Loan 11	-	16,485
	43	Adstone Marine Corp. et al.	-	147,709
	44	Silkstone Marine Corp. et al.	-	34,611
	45	Andati Marine Corp. et al.	-	84,931
	46	Archet Marine Corp. et al.	-	72,000
	47	NML Loan 12		5,910
	48	NML Loan 13	-	5,302
	49	NML Loan 14	-	4,385
	50	NML Loan 15	-	5,130
		Total Term Loans	$1,621,691	$1,463,855
B.		Other financing arrangements	632,892	584,632
C.		Unsecured Bond Loan	110,500	-
		Total long-term debt	$2,365,083	$2,048,487
		Less: Deferred financing costs	(18,863)	(14,418)
		Total long-term debt, net	$2,346,220	$2,034,069
		Less: Long-term debt current portion	(352,140)	(322,260)
		Add: Deferred financing costs, current portion	5,113	4,395
		Total long-term debt, non-current, net	$1,999,193	$1,716,204

Schedule of Maturities of Long-Term Debt [Table Text Block]

The annual repayments under the Term Loans and Other Financing Arrangements after December 31, 2024:

Year ending December 31,	Amount
2025	$322,261
2026	312,603
2027	324,666
2028	375,870
2029	408,009
2030 and thereafter	305,078
Total	$2,048,487

Schedule of Financing Costs [Table Text Block]

The amounts of financing costs included in the loan balances and finance lease liabilities (Note 12) are as follows:

Balance, January 1, 2023	$22,913
Additions	4,075
Amortization and write-off	(8,125)
Balance, December 31, 2023	$18,863
Additions	3,381
Amortization and write-off	(7,826)
Balance, December 31, 2024	$14,418
Less: Current portion of financing costs	(4,395)
Financing costs, non-current portion	$10,023